STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense included in general and administrative expenses consisted of the following:

	Years Ended December 31,
	2016	2015	2014
PBF LLC Series A Unit compensatory warrants and options	$—	$—	$522
PBF Energy options	11,020	7,528	4,343
PBF Energy restricted shares	7,276	1,690	1,230
	$18,296	$9,218	$6,095

Summary of Share-based compensation activity
The following table summarizes activity for PBF LLC Series A compensatory warrants and options for the years ended December 31, 2016, 2015 and 2014:

	Number of PBF LLC Series A Compensatory Warrants and Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock Based Compensation, Outstanding at January 1, 2014	841,079	$10.52	7.40
Exercised	(32,934)	10.00	—
Forfeited	(6,666)	11.59	—
Outstanding at December 31, 2014	801,479	$10.53	6.41
Exercised	(160,700)	10.28	—
Outstanding at December 31, 2015	640,779	$10.59	5.46
Exercised	(27,833)	10.00	—
Outstanding at December 31, 2016	612,946	$10.62	4.47
Exercisable and vested at December 31, 2016	612,946	$10.62	4.47
Exercisable and vested at December 31, 2015	640,779	$10.59	5.46
Exercisable and vested at December 31, 2014	753,985	$10.41	5.46
Expected to vest at December 31, 2016	612,946	$10.62	4.47

	Number of PBF Energy Class A Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock-based awards, outstanding at January 1, 2014	1,320,000	$26.97	9.33
Granted	1,135,000	24.78	10.00
Exercised	—	—	—
Forfeited	(53,125)	25.44	—
Outstanding at December 31, 2014	2,401,875	$25.97	8.67
Granted	1,899,500	30.28	10.00
Exercised	(30,000)	25.79	—
Forfeited	(15,000)	26.38	—
Outstanding at December 31, 2015	4,256,375	$27.89	8.32
Granted	1,792,000	$26.18	10.00
Exercised	(11,250)	25.86	—
Forfeited	(66,500)	28.74	—
Outstanding at December 31, 2016	5,970,625	$27.37	8.02
Exercisable and vested at December 31, 2016	2,271,375	$27.23	7.21
Exercisable and vested at December 31, 2015	1,136,250	$26.22	7.61
Exercisable and vested at December 31, 2014	485,000	$26.66	8.21
Expected to vest at December 31, 2016	5,970,625	$27.37	8.02

Weighted average assumptions
The estimated fair value of PBF Energy options granted during the years ended December 31, 2016, 2015 and 2014 was determined using the Black-Scholes pricing model with the following weighted average assumptions:

	December 31, 2016	December 31, 2015	December 31, 2014
Expected life (in years)	6.25	6.25	6.25
Expected volatility	39.7%	38.4%	52.0%
Dividend yield	4.73%	3.96%	4.82%
Risk-free rate of return	1.42%	1.58%	1.80%
Exercise price	$26.18	$30.28	$24.78